Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Central Index Key	dei_EntityCentralIndexKey	0001352621
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlvt
Document Creation Date	dei_DocumentCreationDate	May 07, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 07, 2013
Prospectus Date	rr_ProspectusDate	May 01, 2013
Changing Parameters Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CHANGING PARAMETERS PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment objective is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the annual operating expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 162% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	162.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Restated based on estimated borrowing or the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its investment objective by investing primarily in a combination of long and short positions in equity securities (which may include common stocks, preferred stocks, shares of open-end and closed-end investment companies and exchange-traded funds (“ETFs”)), futures contracts, options on futures contracts and U.S. Treasury instruments. The open-end and closed-end investment companies may include those that invest in equity and fixed income securities (including lower rated, high yield “junk” bonds). The Portfolio defines high yield junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group, or if unrated, determined by the adviser to be of similar quality. The ETFs and other investment companies are referred to as “Underlying Funds” in this Prospectus. The Portfolio may borrow amounts of up to 10% of its total assets, less liabilities other than such borrowings, to take advantage of leverage opportunities by buying additional securities when the Portfolio’s adviser deems it advisable and to increase liquidity to meet redemption requests.

In general, the Portfolio’s investments in equity securities, futures contracts, options on futures contracts and high yield bonds are intended to achieve the capital appreciation component, and the Portfolio’s investments in money market instruments, fixed income securities (including high yield bonds) and to a lesser extent U.S. Treasuries, are intended to achieve the income component of the Portfolio’s total return objective. The Portfolio typically invests in U.S. Treasuries with maturities of any duration, or their derivatives, and the Portfolio’s allocation of its investments between the equity and fixed income market segments may vary without limitation. The Portfolio may sell securities short and establish short positions in derivatives for both investment and hedging purposes.

The Portfolio will invest in specific market segments when the adviser’s proprietary investment models indicate a high probability that the applicable investments in such chosen market segments are likely to outperform investments in other market segments. The Portfolio will sell interests or reduce its investment exposure among specific market segments when the adviser’s models indicate that investments in such markets are likely to underperform. The Portfolio sells short securities that the adviser believes are overvalued or to hedge all or a portion of the Portfolio’s portfolio. The Portfolio covers (buys back) these securities when the adviser believes they have reached their target price or the adviser’s proprietary investment models indicate that hedging is no longer needed. The Portfolio’s adviser may engage in frequent buying and selling of portfolio securities to achieve the Portfolio’s investment objective.

Investing in futures contracts or options on such futures contracts requires an investment of only a small portion of the Portfolio’s assets in order to produce a return that approximates the return of the underlying bond or stock index. This effect is referred to as “leverage.” The Portfolio is diversified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

• Derivatives Risk. Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Portfolio’s performance. Derivatives are also subject to credit risk and liquidity risk.

• Fixed Income Risk. When the Portfolio invests in fixed income securities directly or indirectly by investing in Underlying Funds that invest primarily in fixed income securities, the value of the Portfolio will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Portfolio invests will also harm performance.

• High-Yield Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Leveraging Risk. By borrowing money for leverage, the Portfolio incurs the risk that interest expenses may exceed the returns on the securities purchased with borrowed funds. If the value of the securities purchased declines, the Portfolio would face decreased returns as well as the costs of the borrowing. The use of leverage, such as borrowing money to purchase securities, will magnify the Portfolio’s gains or losses.

• Management Risk. The adviser's judgments about the potential appreciation of a particular security or instrument in which the Portfolio invests may prove to be incorrect.

• Short Sale Risk. Positions in shorted securities are often speculative and riskier than "long" positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

• Stock Market Risk. Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

• Underlying Fund Risk. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on its investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad-based securities market index and two supplemental indexes. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio’s inception. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-866-618-3456.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad-based securities market index and two supplemental indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-618-3456
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2012	3.45%
Worst Quarter:	4th Quarter 2009	(6.64)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.64%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index and Portfolio performance are calculated assuming reinvestment of all dividends and distributions. Unlike the Portfolio’s returns, however, the indices do not reflect any fees or expenses.
Changing Parameters Portfolio | Russell 2000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.35%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%	[1]
Changing Parameters Portfolio | NASDAQ 100 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.82%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.00%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[1]
Changing Parameters Portfolio | Barclays Long Treasury Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.56%	[1]
5 Years	rr_AverageAnnualReturnYear05	9.71%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.26%	[1]
Changing Parameters Portfolio | Changing Parameters Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.92%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,049
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,816
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,831
Annual Return 2008	rr_AnnualReturn2008	(2.38%)
Annual Return 2009	rr_AnnualReturn2009	(6.35%)
Annual Return 2010	rr_AnnualReturn2010	(2.82%)
Annual Return 2011	rr_AnnualReturn2011	(0.72%)
Annual Return 2012	rr_AnnualReturn2012	9.12%
1 Year	rr_AverageAnnualReturnYear01	9.12%
5 Years	rr_AverageAnnualReturnYear05	(0.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.52%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2007

[1]	The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (NASDAQ). The Barclays Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark. Index and Portfolio performance are calculated assuming reinvestment of all dividends and distributions. Unlike the Portfolios returns, however, the indices do not reflect any fees or expenses.
[2]	Restated based on estimated borrowing or the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolios financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[4]	The Portfolios adviser has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio, at least until April 30, 2014 such that the Total Annual Operating Expenses after Fee Waiver (exclusive of any front end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) do not exceed 2.25% of the Portfolios average net assets. This agreement may be terminated by the Portfolios Board of Trustees on 60 days written notice to the adviser.
[5]	The inception date of the Portfolio is October 2, 2007.